Related Company Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Company Transactions
Related Company Transactions
Balances and transactions with related companies included the following items at December 31 (in millions):

	2012	2011
Related company receivables:
Current:
KCSR (1)	$40.0	$6.6

Related company payables:
Current:
KCSM Servicios (2)	$3.5	$—
Superior Tie & Timber	1.6	0.7
FTVM	1.3	1.2
Servicios Ferroviarios Europeos	0.5	0.5
Nafta Rail	—	4.3
	$6.9	$6.7

Related company debt
Short term:
KCS (3)	$—	$39.0

Long term:
KCSR (4)	$112.8	$200.0
KCS (3)	65.5	17.5
	$178.3	$217.5

(1)	This balance is comprised primarily of receivables from KCSR originated in the normal course of business.

(2)	This balance is comprised primarily of employee services provided by KCSM Servicios.

(3)	The outstanding balance represents unsecured loan agreements with a wholly-owned subsidiary of KCS.

(4)
Notes payable to KCSR due no later than December 31, 2016, which bear interest at 1-year LIBOR plus 2.5%. These notes were issued in conjunction with the Company’s capital distributions. See Note 10 “Stockholders’ Equity.”

The most significant transactions with related parties are summarized as follows for the years ended December 31, (in millions):

	2012	2011	2010
Employee services	$(131.9)	$—	$—
Corporate expenses	(25.9)	(27.4)	(28.0)
Terminal expenses (1)	(16.1)	(12.4)	(10.4)
Interest expense, net	(8.2)	(0.8)	1.4
Software amortization	(2.6)	(2.6)	(2.6)
Other	(0.3)	(4.6)	(7.0)
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(1) Terminal services are provided by FTVM and Nafta Rail.
Employee Services Agreement
On April 19, 2012, KCSM entered into an employee services agreement (the “Employee Services Agreement”) under which KCSM Servicios provides employee services to KCSM, and KCSM pays KCSM Servicios market-based rates for these services. The Employee Services Agreement became effective on May 1, 2012, and will continue in full force and effect until terminated by one party by providing written notice to the other party. During 2012, KCSM Servicios charged $131.9 million to KCSM under this agreement.
Revolving Credit Agreement
KCSM, as lender, and KCSR, as borrower, entered into a Revolving Credit Agreement effective as of April 1, 2008 (the “Revolving Agreement”), pursuant to the terms of which KCSM may make one or more loans from time to time during the term of the Revolving Agreement. The Revolving Agreement is secured by certain assets of KCSR and terminates on December 31, 2013. As of December 31, 2012 and 2011, KCSM had no outstanding amount under the terms of the Revolving Agreement.
Loan Agreements between KCSM and a Wholly-Owned Subsidiary of KCS
On September 28, 2012, KCSM entered into an unsecured loan agreement (the “Loan Agreement”) with a wholly-owned subsidiary of KCS. The Loan Agreement allows KCSM to receive one or more loans up to an aggregate principal amount of $350.0 million, due on September 30, 2017. Pursuant to the terms of the Loan Agreement, on September 28, 2012, KCSM entered into a loan agreement for $48.0 million consisting of $9.0 million in cash and $39.0 million from an outstanding principal amount under the 2009 loan agreement between KCSM and a wholly-owned subsidiary of KCS, which was amended in 2010 and subsequently terminated as part of the Loan Agreement. KCSM is required to make annual interest payments on the outstanding principal amount at a rate equivalent to annual LIBOR plus 2.00%.
On September 26, 2011, KCSM entered into an unsecured loan agreement (the “2011 Loan Agreement”) with a wholly-owned subsidiary of KCS. Pursuant to the terms of the 2011 Loan Agreement, KCSM received $17.5 million for general corporate purposes. The 2011 Loan Agreement requires KCSM to make annual interest payments at a rate equivalent to 1-year LIBOR plus 2.30%, with the principal payment due on September 30, 2016.
Management Services Agreement
On December 31, 2005, KCSM and KCS entered into a Management Services Agreement under which KCS provides to KCSM general guidance, oversight, consultation and management services in connection with the business and operations of KCSM. The Management Services Agreement became effective as of April 1, 2005, and will continue in full force and effect until terminated by one party by providing written notice to the other party. During 2012, 2011 and 2010, KCS charged $25.9 million, $27.4 million and $28.0 million, respectively, to KCSM under the agreement.
During 2011, KCSM prepaid KCSR $78.2 million for services which will be provided by KCSR through 2014. The prepayment included a discount of 3.5%. As of December 31, 2012 the prepayment balance was $48.5 million with $28.4 million included in other current assets and $20.1 million included in other assets. As of December 31, 2011, this prepayment balance was $78.2 million with $28.0 million included in other current assets and $50.2 million included in other assets.
During 2010, KCSM prepaid KCSR $18.4 million for services which were provided by KCSR during 2011, the prepayment included a discount of 3.5%. As of December 31, 2011, this prepayment balance was zero.
Service and Inventory Prepayments
During 2011, KCSM prepaid KCSR $3.0 million for inventory to be delivered by KCSR. As of December 31, 2012 and 2011, the prepayment balance was $1.3 million and $3.0 million, respectively, which was included in other current assets.
In December 2011, KCSM prepaid Nafta Rail $22.3 million for terminal services, which will be provided by Nafta Rail through 2016. The prepayment included a discount of 3.5%. As of December 31, 2012, the prepayment balance was $15.8 million with $5.1 million included in other current assets and $10.7 million included in other assets. As of December 31, 2011, the prepayment balance was $20.9 million with $5.4 million included in other current assets and $15.5 million included in other assets.